Securities	9 Months Ended
Jul. 31, 2019
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Securities

Note 2: Securities

Classification of Securities

The bank’s fair value through profit or loss (“FVTPL”) securities of $13,548 million ($11,611 million as at October 31, 2018) are comprised of $2,830 million mandatorily measured at fair value and $10,718 million designated at fair value ($2,828 million and $8,783 million, respectively, as at October 31, 2018).

Our fair value through other comprehensive income (“FVOCI”) securities totalling $67,434 million ($62,440 million as at October 31, 2018), are net of allowance for credit losses of $3 million ($2 million as at October 31, 2018).

Amortized cost securities totalling $15,024 million ($6,485 million as at October 31, 2018), are net of allowance for credit losses of $1 million ($1 million as at October 31, 2018).

Unrealized Gains and Losses on FVOCI Securities

The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2019						October 31, 2018
	Cost/	Gross	Gross		Cost/	Gross	Gross
	Amortized cost	unrealized gains	unrealized losses	Fair value	Amortized cost	unrealized gains	unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	10,987	65	8	11,044	12,884	1	80	12,805
Canadian provincial and municipal governments	7,045	103	1	7,147	6,896	8	42	6,862
U.S. federal government	17,087	443	14	17,516	17,403	4	584	16,823
U.S. states, municipalities and agencies	4,095	73	3	4,165	3,694	16	55	3,655
Other governments	6,939	128	2	7,065	4,818	2	30	4,790
National Housing Act (NHA) mortgage-backed securities (MBS)	2,114	24	1	2,137	2,382	6	18	2,370
U.S. agency MBS and collateralized mortgage obligations (CMO)	12,828	69	91	12,806	11,811	2	496	11,317
Corporate debt	5,379	97	1	5,475	3,783	6	33	3,756
Corporate equity	79	-	-	79	62	-	-	62
Total	66,553	1,002	121	67,434	63,733	45	1,338	62,440

  Unrealized gains (losses) are disclosed before the impact of any accounting hedges.

Interest Income on Debt Securities

The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
FVOCI - Debt	403	311	1,202	783
Amortized cost	75	42	163	134
Total	478	353	1,365	917